Enterprise-Wide Disclosure	12 Months Ended
Dec. 31, 2011
Enterprise-Wide Disclosure [Abstract]
Enterprise-Wide Disclosure
NOTE 14 – ENTERPRISE-WIDE DISCLOSURE:

a.
The Company's management evaluates the performance of its business and concluded that its unified business is conducted globally by front-end units (product and services offering) and back-end units (research and development). Accordingly the Company concluded that it has one operating segment.

b.	Revenues by geographic market were as follows::

	Year ended December 31
	2011	2010	2009
	U.S. $ in thousands

Revenues:
U.S	123,606	110,724	112,739
Israel	25,688	24,621	21,284
International*	86,746	72,029	58,370
Total revenues	236,040	207,374	192,393

* The international geographic market includes revenues from customers in Europe	50,888	41,341	39,296

c.	Property, Plant and Equipment by geographical location were as follows:

	Depreciated
	balance at
	December 31
	2011	2010
	U.S. $ in thousands

Israel	15,602	14,384
U.S.	1,689	488
International	295	198
	17,586	15,070

d.	Revenues from customer exceeding 10% of total revenues:

In the years ended December 31, 2011, 2010 and 2009, no customer generated revenues in excess of 10% of the Group's total revenues.